Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Oct. 31, 2020
Financial assets
Interest-bearing deposits with banks	$ 63,438	$ 39,013
Securities
Trading	125,733	136,071
Investment, net of applicable allowance	129,419	139,743
Securities	255,152	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	308,031	313,015
Loans, net of applicable allowance
Loans, net	673,511	660,992
Other
Derivatives	97,236	113,488
Deposits
Personal	348,114	343,052
Business and government	644,283	624,311
Bank	40,926	44,522
Deposits	1,033,323	1,011,885
Other
Obligations related to securities sold short	31,817	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	257,049	274,231
Derivatives	92,402	109,927
Subordinated debentures	9,014	9,867
Financial assets classified as FVTPL [member]
Securities
Trading	116,265	126,027
Securities	116,265	126,027
Assets purchased under reverse repurchase agreements and securities borrowed	265,880	264,394
Loans, net of applicable allowance
Wholesale	6,576	6,197
Loans, net	6,576	6,197
Other
Derivatives	97,236	113,488
Other assets	4,048	3,414
Financial assets designated as FVTPL [member]
Financial assets
Interest-bearing deposits with banks	41,380	21,603
Securities
Trading	9,468	10,044
Securities	9,468	10,044
Loans, net of applicable allowance
Retail	243	253
Wholesale	2,027	2,363
Loans, net	2,270	2,616
Financial assets classified as FVOCI [member]
Securities
Investment, net of applicable allowance	62,619	81,395
Securities	62,619	81,395
Loans, net of applicable allowance
Retail	259	260
Wholesale	817	744
Loans, net	1,076	1,004
Financial assets designated as FVOCI [member]
Securities
Investment, net of applicable allowance	505	525
Securities	505	525
Financial liabilities classified as FVTPL [member]
Deposits
Personal	270	104
Business and government	590	389
Deposits	860	493
Other
Obligations related to securities sold short	31,817	29,285
Derivatives	92,402	109,927
Other liabilities	(11)	80
Financial liabilities designated as FVTPL [member]
Deposits
Personal	17,305	17,096
Business and government	122,791	107,466
Bank	14,844	18,015
Deposits	154,940	142,577
Other
Obligations related to assets sold under repurchase agreements and securities loaned	235,509	255,922
Other liabilities	136	86
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	22,058	17,410
Securities
Investment, net of applicable allowance	66,612	58,627
Securities	66,612	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	42,151	48,621
Loans, net of applicable allowance
Retail	478,217	462,884
Wholesale	192,567	198,753
Loans, net	670,784	661,637
Other
Other assets	55,528	57,065
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	330,101	324,804
Business and government	522,490	518,501
Bank	26,079	26,518
Deposits	878,670	869,823
Other
Obligations related to assets sold under repurchase agreements and securities loaned	21,540	18,309
Other liabilities	62,844	65,719
Subordinated debentures	9,279	10,071
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	63,438	39,013
Securities
Trading	125,733	136,071
Investment, net of applicable allowance	129,419	139,743
Securities	255,152	275,814
Assets purchased under reverse repurchase agreements and securities borrowed	308,031	313,015
Loans, net of applicable allowance
Retail	473,285	454,942
Wholesale	200,226	206,050
Loans, net	673,511	660,992
Other
Derivatives	97,236	113,488
Other assets	59,611	60,479
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	22,058	17,410
Securities
Investment, net of applicable allowance	66,295	57,823
Securities	66,295	57,823
Assets purchased under reverse repurchase agreements and securities borrowed	42,151	48,621
Loans, net of applicable allowance
Retail	472,783	454,429
Wholesale	190,806	196,746
Loans, net	663,589	651,175
Other
Other assets	55,563	57,065
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	63,438	39,013
Securities
Trading	125,733	136,071
Investment, net of applicable allowance	129,736	140,547
Securities	255,469	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	308,031	313,015
Loans, net of applicable allowance
Retail	478,719	463,397
Wholesale	201,987	208,057
Loans, net	680,706	671,454
Other
Derivatives	97,236	113,488
Other assets	59,576	60,479
Financial liabilities at carrying amount [member]
Deposits
Personal	348,114	343,052
Business and government	644,283	624,311
Bank	40,926	44,522
Deposits	1,033,323	1,011,885
Other
Obligations related to securities sold short	31,817	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	257,049	274,231
Derivatives	92,402	109,927
Other liabilities	62,966	65,878
Subordinated debentures	9,014	9,867
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	330,539	325,852
Business and government	520,902	516,456
Bank	26,082	26,507
Deposits	877,523	868,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	21,540	18,309
Other liabilities	62,841	65,712
Subordinated debentures	9,014	9,867
Financial liabilities at fair value [member]
Deposits
Personal	347,676	342,004
Business and government	645,871	626,356
Bank	40,923	44,533
Deposits	1,034,470	1,012,893
Other
Obligations related to securities sold short	31,817	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	257,049	274,231
Derivatives	92,402	109,927
Other liabilities	62,969	65,885
Subordinated debentures	$ 9,279	$ 10,071